Summary of LTV Ratio and DSC Ratios of Mortgage Loan (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	$ 7,296	[1]	$ 6,376	[2]
Apartment [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	2,284		1,870
Warehouse [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	1,200		1,089
Office [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	1,040		905
Retail [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	2,581		2,298
Other [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	191		214
Less than 80% [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	6,988	[1]	6,025	[2]
Less than 80% [Member] | Apartment [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	2,156		1,788
Less than 80% [Member] | Warehouse [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	1,131		951
Less than 80% [Member] | Office [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	1,004		837
Less than 80% [Member] | Retail [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	2,506		2,236
Less than 80% [Member] | Other [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	191		213
80% - less than 90% [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	225	[1]	175	[2]
80% - less than 90% [Member] | Apartment [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	111		52
80% - less than 90% [Member] | Warehouse [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	34		52
80% - less than 90% [Member] | Office [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	16		30
80% - less than 90% [Member] | Retail [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	64		41
90% or greater [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	83	[1]	176	[2]
90% or greater [Member] | Apartment [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	17		30
90% or greater [Member] | Warehouse [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	35		86
90% or greater [Member] | Office [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	20		38
90% or greater [Member] | Retail [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	11		21
90% or greater [Member] | Other [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total			1
Greater than 1.10 [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	6,902	[1]	5,978	[2]
Greater than 1.10 [Member] | Apartment [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	2,252		1,857
Greater than 1.10 [Member] | Warehouse [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	1,048		893
Greater than 1.10 [Member] | Office [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	990		800
Greater than 1.10 [Member] | Retail [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	2,421		2,214
Greater than 1.10 [Member] | Other [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	191		214
1.00-1.10 [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	247	[1]	232	[2]
1.00-1.10 [Member] | Apartment [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	26		6
1.00-1.10 [Member] | Warehouse [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	89		122
1.00-1.10 [Member] | Office [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	4		43
1.00-1.10 [Member] | Retail [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	128		61
Less than 1.00 [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	147	[1]	166	[2]
Less than 1.00 [Member] | Apartment [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	6		7
Less than 1.00 [Member] | Warehouse [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	63		74
Less than 1.00 [Member] | Office [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	46		62
Less than 1.00 [Member] | Retail [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Total	$ 32		$ 23

[1]	As of December 31, 2014, the weighted average DSC ratios for the respective LTV ratio ranges above were 1.97, 1.27 and 0.90, with a total weighted average DSC ratio of 1.93. As of December 31, 2014, the weighted average LTV ratios for the respective DSC ratio ranges above were 60%, 59% and 90%, with a total weighted average LTV ratio of 60%.
[2]	As of December 31, 2013, the weighted average DSC ratios for the respective LTV ratio ranges above were 1.77, 1.22 and 1.00, with a total weighted average DSC ratio of 1.74. As of December 31, 2013, the weighted average LTV ratios for the respective DSC ratio ranges above were 60%, 61% and 91%, with a total weighted average LTV ratio of 61%.